Short Term Debt (Tables)	12 Months Ended
Sep. 30, 2024
Short Term Debt [Abstract]
Schedule of Short-Term Debt	The short-term debt was as follows:
	As of September 30,
	2023	2024
Short-term debt	44,432	32,070